Goodwill	12 Months Ended
Apr. 30, 2012
Goodwill
9.	Goodwill:

Balance, April 30, 2010	$425,514
Foreign currency translation	22,607

Balance, April 30, 2011	448,121
Foreign currency translation	(14,310)

Balance, April 30, 2012	$433,811

There is no active market for the Company’s reporting units. The fair value of all reporting units has been determined based on discounted cash flows using financial budgets approved by the Board of Directors covering a three-year period.